Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Revenue

	Turkcell Turkey		Turkcell International		Other		Intersegment eliminations		Consolidated
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Telecommunication services	16,752,587	14,236,174	1,281,595	952,246	—	—	56,485	72,604	17,977,697	15,115,816
Equipment revenues	1,337,495	1,089,699	101,350	69,801	—	—	—	—	1,438,845	1,159,500
Revenue from financial services	—	—	—	—	941,918	605,663	—	—	941,918	605,663
Call center revenues	—	—	9,763	7,706	211,195	224,973	17,786	—	203,172	232,679
Commission fees on betting business	—	—	—	—	200,315	181,886	—	—	200,315	181,886
Revenue from betting business	—	—	—	—	268,470	174,021	—	—	268,470	174,021
Other	175,695	124,263	64,272	37,325	311,933	911	289,842	—	262,058	162,499

Total	18,265,777	15,450,136	1,456,980	1,067,078	1,933,831	1,187,454	364,113	72,604	21,292,475	17,632,064

	Turkcell Turkey		Turkcell International		Other		Intersegment eliminations		Consolidated
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Telecommunication services	14,236,174	12,126,395	952,246	796,225	—	—	72,604	38,646	15,115,816	12,883,974
Equipment revenues	1,089,699	579,820	69,801	44,532	—	—	—	—	1,159,500	624,352
Revenue from financial services	—	—	—	—	605,663	184,698	—	—	605,663	184,698
Call center revenues	—	—	7,706	7,084	224,973	191,480	—	—	232,679	198,564
Commission fees on betting business	—	—	—	—	181,886	176,167	—	—	181,886	176,167
Revenue from betting business	—	—	—	—	174,021	108,329	—	—	174,021	108,329
Other	124,263	81,377	37,325	26,851	911	1,249	—	—	162,499	109,477

Total	15,450,136	12,787,592	1,067,078	874,692	1,187,454	661,923	72,604	38,646	17,632,064	14,285,561

Summary of Revenue by Recognition
2018
	Turkcell Turkey	Turkcell International	Other	Intersegment eliminations	Consolidated
Telecommunication Services	16,752,587	1,281,595	—	56,485	17,977,697
At a point in time	267,329	—	—	7,493	259,836
Over time	16,485,258	1,281,595	—	48,992	17,717,861
Equipment Related	1,337,495	101,350	—	—	1,438,845
At a point in time	1,330,808	101,350	—	—	1,432,158
Over time	6,687	—	—	—	6,687
Call Center	—	9,763	211,195	17,786	203,172
At a point in time	—	—	—	—	—
Over time	—	9,763	211,195	17,786	203,172
Commision fees on betting business	—	—	200,315	—	200,315
At a point in time	—	—	—	—	—
Over time	—	—	200,315	—	200,315
Revenue from betting business	—	—	268,470	—	268,470
At a point in time	—	—	—	—	—
Over time	—	—	268,470	—	268,470
Revenue from financial operations	—	—	941,918	—	941,918
At a point in time	—	—	38,955	—	38,955
Over time	—	—	902,963	—	902,963
All other segments	175,695	64,272	311,933	289,842	262,058
At a point in time	12,211	8,556	7,576	—	28,343
Over time	163,484	55,716	304,357	289,842	233,715
Total	18,265,777	1,456,980	1,933,831	364,113	21,292,475
At a point in time	1,610,348	109,906	46,531	7,493	1,759,292
Over time	16,655,429	1,347,074	1,887,300	356,620	19,533,183